Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Form 5500 Caption, Net Assets [Abstract]
Net assets available for benefits per the audited financial statements	$ 407,791,359	$ 300,197,133	$ 270,257,594
Less: deemed distributed loans	(175,582)	(194,007)
EBP, Form 5500 Caption, Net Assets	407,615,777	300,003,126
EBP, Form 5500 Caption, Benefit Payment and Payments to Provide Benefits [Abstract]
Benefit payments per the audited financial statements	28,597,574	36,828,219
Plus: deemed distributed loans	151,508	104,322
Less: payments of deemed distributed loans including interest	(168,808)	(209,308)
Benefits paid to participants per the Form 5500	$ 28,580,274	$ 36,723,233